Related party transactions (Tables)	12 Months Ended
Mar. 30, 2025
Related party transactions [abstract]
Schedule of Transactions between Related Parties
Key management consists of the Board of Directors, the Chairman and Chief Executive Officer and the executives who report directly to the Chairman and Chief Executive Officer.

	Year ended
	March 30, 2025	March 31, 2024	April 2, 2023
	$	$	$
Short term employee benefits	13.6	10.8	10.1
Long term employee benefits	0.3	0.2	0.1
Termination benefits	0.5	1.0	—
Share-based compensation	11.6	7.3	11.2
Compensation expense	26.0	19.3	21.4